SHARE CAPITAL	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 6 - SHARE CAPITAL

Options grants

During the six months ended June 30, 2019, the Company granted 89,000 options to employees:

i.	In January 2019, the Company granted a total of 80,000 options to an executive officer to purchase ordinary shares at an exercise price of $5.95 per share.

ii.	In May 2019, the Company granted a total of 9,000 options to several employees to purchase ordinary shares at an exercise price of $7.32 per share.

The options vest over a period of 4 years; 25% of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

The fair value of options granted in 2019 was $446. The underlying data used for computing the fair value of the options are as follows:

2019
Value of one ordinary share	$6.08-$7.95
Dividend yield	0%
Expected volatility	74.87%-77.83%
Risk-free interest rate	2.33%-2.75%
Expected term	7 years